As filed with the Securities and Exchange Commission on July 8, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2018 – May 31, 2019

ITEM 1. REPORT TO STOCKHOLDERS

CVR DYNAMIC ALLOCATION FUND

Semi-Annual Report
May 31, 2019
(Unaudited)

Beginning on January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at (855) 328-7691, cvrfunds.ta@atlanticfundservices.com, or by contacting your financial intermediary directly.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at (855) 328-7691, cvrfunds.ta@atlanticfundservices.com, or by contacting your financial intermediary directly.

CVR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2019

Shares	Security Description	Value
Common Stock - 94.6%
Aerospace & Defense - 0.2%
48	Curtiss-Wright Corp.	$5,351
53	MSA Safety, Inc.	5,267
24	Teledyne Technologies, Inc. (a)	5,659
68	Woodward, Inc.	7,407
		23,684
Auto & Truck -18.1%
11,463	BorgWarner, Inc.	406,707
12,106	Cooper Tire & Rubber Co.	333,883
23,771	Gentex Corp.	507,749
2,933	Lear Corp.	349,115
17,948	LKQ Corp. (a)	460,366
73	Oshkosh Corp.	5,197
7,546	PACCAR, Inc.	496,678
		2,559,695
Banks - 0.8%
221	Associated Banc-Corp.	4,378
62	Bank of Hawaii Corp.	4,691
157	Bank OZK	4,537
131	Cathay General Bancorp	4,407
109	Chemical Financial Corp.	4,127
82	Commerce Bancshares, Inc.	4,701
50	Cullen/Frost Bankers, Inc.	4,563
95	East West Bancorp, Inc.	4,058
162	Fifth Third Bancorp	4,293
327	First Horizon National Corp.	4,385
416	FNB Corp.	4,576
120	Hancock Whitney Corp.	4,558
261	Home BancShares, Inc.	4,573
125	PacWest Bancorp	4,542
89	Pinnacle Financial Partners, Inc.	4,713
67	Prosperity Bancshares, Inc.	4,342
38	Signature Bank	4,353
253	Sterling Bancorp	4,885
133	Synovus Financial Corp.	4,251
219	TCF Financial Corp.	4,174
83	Texas Capital Bancshares, Inc. (a)	4,756
279	Umpqua Holdings Corp.	4,456
136	United Bankshares, Inc.	4,866
89	Webster Financial Corp.	3,941
68	Wintrust Financial Corp.	4,606
		111,732
Biotechnology - 0.1%
298	Prestige Consumer Healthcare, Inc. (a)	8,651
72	United Therapeutics Corp. (a)	6,046
		14,697
Building - 3.3%
177	AECOM (a)	5,646
82	EMCOR Group, Inc.	6,606
303	KBR, Inc.	6,733
24	Lennox International, Inc.	6,339
8,967	Owens Corning	434,630
138	Rollins, Inc.	5,185
37	Watsco, Inc.	5,823
		470,962
Chemicals - 2.9%
5,676	FMC Corp.	416,902
Commercial Services - 7.2%
150	CoreLogic, Inc. (a)	5,879
121	Deluxe Corp.	4,501
23	FactSet Research Systems, Inc.	6,399
122	Healthcare Services Group, Inc.	3,857
95	Leidos Holdings, Inc.	7,156
127	LiveRamp Holdings, Inc. (a)	6,525
Shares	Security Description	Value
Commercial Services - 7.2% (continued)
5,793	ManpowerGroup, Inc.	$495,417
23	MarketAxess Holdings, Inc.	6,850
240	Sabre Corp.	4,867
74	The Brink's Co.	5,698
22,068	The Interpublic Group of Cos., Inc.	468,283
34	WEX, Inc. (a)	6,424
		1,021,856
Communications - 2.5%
16,492	Cars.com, Inc. (a)	349,136
Computers - 6.3%
189	ACI Worldwide, Inc. (a)	5,946
74	j2 Global, Inc.	6,237
20,158	Juniper Networks, Inc.	496,088
112	Lumentum Holdings, Inc. (a)	4,533
113	Manhattan Associates, Inc. (a)	7,398
79	MAXIMUS, Inc.	5,629
122	National Instruments Corp.	4,708
207	NCR Corp. (a)	6,334
81	Science Applications International Corp.	6,216
124	Teradata Corp. (a)	4,258
35,241	Unisys Corp. (a)	341,838
		889,185
Construction Materials - 0.1%
49	Carlisle Cos., Inc.	6,532
450	MDU Resources Group, Inc.	11,106
		17,638
Consumer Products - 3.1%
7,987	Molson Coors Brewing Co., Class B	439,125
145	Plantronics, Inc.	5,955
		445,080
Electrical Equipment - 0.1%
44	Acuity Brands, Inc.	5,441
126	Cognex Corp.	5,116
30	Littelfuse, Inc.	4,896
		15,453
Electronics - 3.7%
72	Arrow Electronics, Inc. (a)	4,512
135	Avnet, Inc.	5,513
50	Hubbell, Inc.	5,727
19,839	Jabil, Inc.	487,841
76	Keysight Technologies, Inc. (a)	5,710
70	Regal Beloit Corp.	5,089
150	Trimble, Inc. (a)	5,985
283	Vishay Intertechnology, Inc.	4,313
		524,690
Financials - 0.3%
124	Eaton Vance Corp.	4,739
56	Evercore, Inc., Class A	4,325
41	Jack Henry & Associates, Inc.	5,380
217	Janus Henderson Group PLC	4,409
437	Navient Corp.	5,699
415	New York Community Bancorp, Inc.	4,121
100	SEI Investments Co.	5,025
457	SLM Corp.	4,346
		38,044
Food - 3.1%
11,079	Hormel Foods Corp.	437,510
Hardware - 0.1%
77	InterDigital, Inc.	4,891
31	Zebra Technologies Corp. (a)	5,315
		10,206
Health Care - 0.1%
125	Encompass Health Corp.	7,365

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
SCHEDULE OF INVESTMENTS
MAY 31, 2019

Shares	Security Description	Value
Household - 0.1%
155	Herman Miller, Inc.	$5,501
131	HNI Corp.	4,344
		9,845
Insurance - 0.4%
8	Alleghany Corp. (a)	5,307
52	American Financial Group, Inc.	5,107
180	Brown & Brown, Inc.	5,683
278	CNO Financial Group, Inc.	4,367
99	First American Financial Corp.	5,113
65	Kemper Corp.	5,394
244	Old Republic International Corp.	5,380
44	Primerica, Inc.	5,054
35	Reinsurance Group of America, Inc.	5,182
35	RenaissanceRe Holdings, Ltd.	6,105
43	The Hanover Insurance Group, Inc.	5,253
93	WR Berkley Corp.	5,785
		63,730
Machinery - 3.7%
7,167	AGCO Corp.	477,036
67	Crane Co.	5,123
124	Graco, Inc.	5,856
38	IDEX Corp.	5,803
100	ITT, Inc.	5,762
143	Kennametal, Inc.	4,397
63	Lincoln Electric Holdings, Inc.	4,784
42	Nordson Corp.	5,276
173	Terex Corp.	4,631
89	The Toro Co.	5,799
		524,467
Media - 10.8%
30,873	Lions Gate Entertainment Corp., Class A	455,994
8,799	Meredith Corp.	455,525
40,901	TEGNA, Inc.	619,241
		1,530,760
Medical - 8.8%
304	Acadia Healthcare Co., Inc. (a)	9,795
33	Bio-Rad Laboratories, Inc., Class A (a)	9,469
48	Bio-Techne Corp.	9,506
102	Cantel Medical Corp.	7,011
225	Catalent, Inc. (a)	10,238
68	Charles River Laboratories International, Inc. (a)	8,531
28	Chemed Corp.	9,182
353	Exelixis, Inc. (a)	6,915
185	Globus Medical, Inc. (a)	7,271
83	Hill-Rom Holdings, Inc.	7,980
176	Integra LifeSciences Holdings Corp. (a)	8,202
90	LivaNova PLC (a)	6,471
381	Mallinckrodt PLC (a)	3,311
67	Masimo Corp. (a)	8,760
117	Medidata Solutions, Inc. (a)	10,665
231	MEDNAX, Inc. (a)	5,696
63	Molina Healthcare, Inc. (a)	8,962
166	NuVasive, Inc. (a)	9,621
374	Patterson Cos., Inc.	7,861
79	PRA Health Sciences, Inc. (a)	6,852
5,511	Quest Diagnostics, Inc.	528,560
30	Teleflex, Inc.	8,649
379	Tenet Healthcare Corp. (a)	7,565
4,127	Varian Medical Systems, Inc. (a)	521,075
30	WellCare Health Plans, Inc. (a)	8,286
77	West Pharmaceutical Services, Inc.	8,824
		1,245,258
Shares	Security Description	Value
Metals - 0.3%
5,308	Livent Corp. (a)	$33,547
121	The Timken Co.	5,325
43	Valmont Industries, Inc.	4,864
		43,736
Oil & Gas - 2.5%
56,460	McDermott International, Inc. (a)	341,018
204	UGI Corp.	10,529
		351,547
Paper & Paper Products - 2.8%
9,286	Domtar Corp.	390,476
Pollution Control - 3.3%
9,774	Donaldson Co., Inc.	463,776
Real Estate Development & Operations - 0.1%
80	Jones Lang LaSalle, Inc.	9,956
REIT - 2.1%
256	American Campus Communities, Inc. REIT	11,858
121	Camden Property Trust REIT	12,507
119	CoreSite Realty Corp. REIT	13,890
1,309	Cousins Properties, Inc. REIT	11,846
215	CyrusOne, Inc. REIT	12,694
309	Douglas Emmett, Inc. REIT	12,450
159	EPR Properties REIT	12,418
357	First Industrial Realty Trust, Inc. REIT	12,391
363	Healthcare Realty Trust, Inc. REIT	11,703
262	Highwoods Properties, Inc. REIT	11,491
431	Hospitality Properties Trust REIT	10,719
299	JBG SMITH Properties REIT	11,807
165	Kilroy Realty Corp. REIT	12,162
153	Lamar Advertising Co., Class A REIT	11,966
249	Liberty Property Trust REIT	11,820
120	Life Storage, Inc. REIT	11,554
647	Medical Properties Trust, Inc. REIT	11,504
223	National Retail Properties, Inc. REIT	11,937
291	Omega Healthcare Investors, Inc. REIT	10,365
359	Pebblebrook Hotel Trust REIT	9,991
383	Rayonier, Inc. REIT	10,781
575	Sabra Health Care REIT, Inc.	11,092
852	Senior Housing Properties Trust REIT	6,714
227	Taubman Centers, Inc. REIT	10,070
509	The GEO Group, Inc. REIT	11,162
589	Uniti Group, Inc. REIT	5,660
408	Weingarten Realty Investors REIT	11,506
		304,058
Renewable Energy - 0.1%
63	EnerSys	3,543
109	First Solar, Inc. (a)	6,326
		9,869
Retail - 0.0%
64	MSC Industrial Direct Co., Inc.	4,522
Semiconductor - 0.3%
144	Cirrus Logic, Inc. (a)	5,381
43	Coherent, Inc. (a)	4,731
391	Cypress Semiconductor Corp.	6,968
69	MKS Instruments, Inc.	4,931
42	Monolithic Power Systems, Inc.	4,891
59	Silicon Laboratories, Inc. (a)	5,521
147	Teradyne, Inc.	6,194
		38,617

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS
MAY 31, 2019

Shares	Security Description	Value
Software - 0.1%
107	CDK Global, Inc.	$5,179
74	Fortinet, Inc. (a)	5,363
29	Tyler Technologies, Inc. (a)	6,187
		16,729
Telecommunications - 0.1%
102	Belden, Inc.	5,222
139	Ciena Corp. (a)	4,857
90	Dycom Industries, Inc. (a)	4,695
		14,774
Transportation - 6.1%
5,609	CH Robinson Worldwide, Inc.	446,645
68	Genesee & Wyoming, Inc., Class A (a)	6,475
163	Knight-Swift Transportation Holdings, Inc.	4,505
51	Landstar System, Inc.	4,909
39	Old Dominion Freight Line, Inc.	5,165
237	Trinity Industries, Inc.	4,569
71	Wabtec Corp.	4,429
13,954	Werner Enterprises, Inc.	389,038
		865,735
Utilities - 0.9%
150	ALLETE, Inc.	12,284
330	Aqua America, Inc.	13,048
118	Atmos Energy Corp.	12,012
378	CenterPoint Energy, Inc.	10,750
310	Hawaiian Electric Industries, Inc.	12,877
119	IDACORP, Inc.	11,932
201	National Fuel Gas Co.	10,715
239	New Jersey Resources Corp.	11,341
281	OGE Energy Corp.	11,678
139	ONE Gas, Inc.	12,171
146	Southwest Gas Holdings, Inc.	12,431
		131,239
Wholesale Electronics - 0.1%
56	SYNNEX Corp.	4,856
57	Tech Data Corp. (a)	5,167
		10,023
Total Common Stock (Cost $14,060,350)		13,382,952

Shares	Security Description	Value
Money Market Fund - 4.8%
680,031	Fidelity Investments Money Market Government Portfolio, Class I, 2.27% (b) (Cost $680,031)	680,031
Investments, at value - 99.4% (Cost $14,740,381)		$14,062,983
Other Assets & Liabilities, Net - 0.6%		78,295
Net Assets - 100.0%		$14,141,278

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2019

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of May 31, 2019.

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of May 31, 2019.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Aerospace & Defense	$23,684	$–	$–	$23,684
Auto & Truck	2,559,695	–	–	2,559,695
Banks	111,732	–	–	111,732
Biotechnology	14,697	–	–	14,697
Building	470,962	–	–	470,962
Chemicals	416,902	–	–	416,902
Commercial Services	1,021,856	–	–	1,021,856
Communications	349,136	–	–	349,136
Computers	889,185	–	–	889,185
Construction Materials	17,638	–	–	17,638
Consumer Products	445,080	–	–	445,080
Electrical Equipment	15,453	–	–	15,453
Electronics	524,690	–	–	524,690
Financials	38,044	–	–	38,044
Food	437,510	–	–	437,510
Hardware	10,206	–	–	10,206
Health Care	7,365	–	–	7,365
Household	9,845	–	–	9,845
Insurance	63,730	–	–	63,730
Machinery	524,467	–	–	524,467
Media	1,530,760	–	–	1,530,760
Medical	1,245,258	–	–	1,245,258
Metals	43,736	–	–	43,736
Oil & Gas	351,547	–	–	351,547
Paper & Paper Products	390,476	–	–	390,476
Pollution Control	463,776	–	–	463,776
Real Estate Development & Operations	9,956	–	–	9,956
REIT	304,058	–	–	304,058
Renewable Energy	9,869	–	–	9,869
Retail	4,522	–	–	4,522
Semiconductor	38,617	–	–	38,617
Software	16,729	–	–	16,729
Telecommunications	14,774	–	–	14,774
Transportation	865,735	–	–	865,735
Utilities	131,239	–	–	131,239
Wholesale Electronics	10,023	–	–	10,023
Money Market Fund	–	680,031	–	680,031
Investments at Value	$13,382,952	$680,031	$–	$14,062,983

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND

NOTES TO SCHEDULE OF INVESTMENTS
MAY 31, 2019

PORTFOLIO HOLDINGS
% of Total Investments
Aerospace & Defense	0.2%
Auto & Truck	18.2%
Banks	0.8%
Biotechnology	0.1%
Building	3.3%
Chemicals	3.0%
Commercial Services	7.3%
Communications	2.5%
Computers	6.3%
Construction Materials	0.1%
Consumer Products	3.2%
Electrical Equipment	0.1%
Electronics	3.7%
Financials	0.3%
Food	3.1%
Hardware	0.1%
Health Care	0.0%
Household	0.1%
Insurance	0.4%
Machinery	3.7%
Media	10.9%
Medical	8.8%
Metals	0.3%
Oil & Gas	2.5%
Paper & Paper Products	2.8%
Pollution Control	3.3%
Real Estate Development & Operations	0.1%
REIT	2.2%
Renewable Energy	0.1%
Retail	0.0%
Semiconductor	0.3%
Software	0.1%
Telecommunications	0.1%
Transportation	6.2%
Utilities	0.9%
Wholesale Electronics	0.1%
Money Market Fund	4.8%
100.0%

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2019

ASSETS
Investments, at value (Cost $14,740,381)	$14,062,983
Receivables:
Dividends	87,780
Prepaid expenses	11,459
Total Assets	14,162,222
LIABILITIES
Accrued Liabilities:
Investment adviser fees	3,656
Trustees’ fees and expenses	57
Fund services fees	4,848
Other expenses	12,383
Total Liabilities	20,944
NET ASSETS	$14,141,278
COMPONENTS OF NET ASSETS
Paid-in capital	$15,005,416
Distributable earnings	(864,138)
NET ASSETS	$14,141,278
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	1,449,752
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $14,141,278)	$9.75

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 2019

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3)	$207,394
Interest income	6,879
Total Investment Income	214,273
EXPENSES
Investment adviser fees	85,132
Fund services fees	58,592
Custodian fees	3,221
Registration fees	6,994
Professional fees	15,308
Trustees’ fees and expenses	1,348
Other expenses	19,936
Total Expenses	190,531
Fees waived and expenses reimbursed	(63,112)
Net Expenses	127,419
NET INVESTMENT INCOME	86,854
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(167,905)
Foreign currency transactions	519
Futures	167,964
Net realized gain	578
Net change in unrealized appreciation (depreciation) on:
Investments	(1,250,074)
Futures	(110,084)
Net change in unrealized appreciation (depreciation)	(1,360,158)
NET REALIZED AND UNREALIZED LOSS	(1,359,580)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,272,726)

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2019	For the Year Ended November 30, 2018
OPERATIONS
Net investment income (loss)	$86,854	$(37,019)
Net realized gain (loss)	578	(6,484)
Net change in unrealized appreciation (depreciation)	(1,360,158)	(1,261,185)
Decrease in Net Assets Resulting from Operations	(1,272,726)	(1,304,688)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(206,646)	(526,089)
Total Distributions Paid	(206,646)	(526,089)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	3,000	2,340,749
Reinvestment of distributions:
Institutional Shares	202,355	526,089
Redemption of shares:
Institutional Shares	(2,855,354)	(6,494,673)
Decrease in Net Assets from Capital Share Transactions	(2,649,999)	(3,627,835)
Decrease in Net Assets	(4,129,371)	(5,458,612)

NET ASSETS
Beginning of Period	18,270,649	23,729,261
End of Period	$14,141,278	$18,270,649
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	293	208,606
Reinvestment of distributions:
Institutional Shares	20,948	46,722
Redemption of shares:
Institutional Shares	(292,711)	(590,379)
Decrease in Shares	(271,470)	(335,051)

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Six Months Ended May 31, 2019		For the Years Ended November 30,				December 30, 2013 (a) Through November 30, 2014

			2018	2017	2016	2015
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.61		$11.54	$10.44	$10.07	$10.68	$10.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.06		(0.02)	(0.03)	(0.02)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	(0.80)		(0.65)	1.14	0.39	(0.50)	0.68
Net income from contribution by affiliate	–		–	–	–	–	0.07
Total from Investment Operations	(0.74)		(0.67)	1.11	0.37	(0.54)	0.68
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.12)		(0.26)	(0.01)	0.00 (c)	(0.07)	–
Total Distributions to Shareholders	(0.12)		(0.26)	(0.01)	0.00	(0.07)	–
NET ASSET VALUE, End of Period	$9.75		$10.61	$11.54	$10.44	$10.07	$10.68
TOTAL RETURN	(6.95	)%(d)	(5.97)%	10.60%	3.71%	(5.11)%	6.80	%(d)(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$14,141		$18,271	$23,729	$19,361	$22,713	$19,492
Ratios to Average Net Assets: (f)
Net investment income (loss)	1.12	%(g)	(0.17)%	(0.29)%	(0.21)%	(0.41)%	(0.70	)%(g)
Net expenses (h)	1.65	%(g)	1.65%	1.65%	1.63%	1.52%	1.47	%(g)
Gross expenses (i)	2.46	%(g)	2.16%	2.24%	2.33%	2.26%	3.14	%(g)
PORTFOLIO TURNOVER RATE	47	%(d)	129%	93%	108%	129%	157	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Calculation includes affiliate reimbursements and gains incurred on the contribution of capital. Excluding the effect of the net reimbursements from the Fund’s ending net asset value per share, total return for the period ending November 30, 2014 would have been 6.10%.
(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Net expenses include reimbursement of indirect fees by the Adviser, such as acquired fund fees and expenses.
(i)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

CVR DYNAMIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2019

Note 1. Organization

The CVR Dynamic Allocation Fund (the “Fund”) is a diversified portfolio of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 30, 2013. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of May 31, 2019, Investor Shares had not commenced operations. The Fund seeks long-term capital appreciation while preserving capital in declining markets.

Note 2. Summary of Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less will be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants

CVR DYNAMIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2019

that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of May 31, 2019, for the Fund’s investments is included in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Foreign Currency Transactions – the Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV. As of May 31, 2019, the Fund did not hold any forward currency contracts.

Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of May 31, 2019, for the Fund, are disclosed in the Notes to Schedule of Investments.

Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

On December 14, 2018, the Fund paid a distribution of $0.12162 in long-term capital gains per share related to the year ended November 30, 2018.

CVR DYNAMIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2019

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of May 31, 2019, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

Note 3. Fees and Expenses

Investment Adviser – CVR Portfolio Funds LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.10% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, broker charges, proxy expenses, and extraordinary expenses) to 1.65% of Institutional Shares, through at least April 1, 2020. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended May 31, 2019, fees waived and expenses reimbursed were as follows:

Investment Adviser Fees Waived	Acquired Fund Fees and Expenses Reimbursed by Adviser	Other Waivers	Total Fees Waived and Expenses Reimbursed
$47,221	$289	$15,602	$63,112

The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the

CVR DYNAMIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2019

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of May 31, 2019, $269,442 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended May 31, 2019, were $6,671,908 and $8,605,539, respectively.

Note 6. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the period ended May 31, 2019, for any derivative type that was held during the year is as follows:

Futures Contracts	$8,634,175

The Fund’s use of derivatives during the period ended May 31, 2019, was limited to futures contracts.

Realized and unrealized gains and losses on derivatives contracts during the period ended May 31, 2019, by the Fund are recorded in the following locations on the Statement of Operations:

Location:	Commodity Contracts	Currency Contracts	Equity Contracts	Interest Contracts	Total
Net realized gain (loss) on:
Futures	$7,990	$103,092	$25,656	$31,226	$167,964
Total net realized gain (loss)	$7,990	$103,092	$25,656	$31,226	$167,964
Net change in unrealized appreciation (depreciation) on:
Futures	$830	$(110,904)	$(1,222)	$1,212	$(110,084)
Total net change in unrealized appreciation (depreciation)	$830	$(110,904)	$(1,222)	$1,212	$(110,084)

Note 7. Federal Income Tax

As of May 31, 2019, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net depreciation were as follows:

Gross Unrealized Appreciation	$562,874
Gross Unrealized Depreciation	(1,240,272)
Net Unrealized Depreciation	$(677,398)

As of November 30, 2018, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Long-Term Gain	$144,182
Capital and Other Losses	(68,838)
Unrealized Appreciation	539,890
Total	$615,234

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, futures, and equity return of capital.

For tax purposes, the prior year deferred late year ordinary loss was $68,838 (realized during the period January 1, 2018 through November 30, 2018). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, December 1, 2018.

CVR DYNAMIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS
MAY 31, 2019

Note 8. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted and the Fund has adopted ASU 2018-13 within these financial statements.

In September 2018, the Securities and Exchange Commission released Final Rule 33-10532 captioned “Disclosure Update and Simplification,” which includes: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These changes were effective November 5, 2018. These amendments are reflected in the Fund's financial statements for the period ended May 31, 2019.

Note 9. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

CVR DYNAMIC ALLOCATION FUND

ADDITIONAL INFORMATION (Unaudited)
MAY 31, 2019

Investment Advisory Agreement Approval

At the December 6, 2018 Board meeting (the “December meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”) and the subadvisory agreement between the Adviser and ROW Asset Management (the “Subadviser”) (the “Subadvisory Agreement”). In preparation for the December meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser and Subadviser to a letter circulated on the Board's behalf concerning the personnel, operations, financial condition, performance, compensation, and services provided to the Fund by the Adviser and Subadviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator, Atlantic Fund Services. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.

At the December meeting, the Board reviewed, among other matters, the topics discussed below.

Nature, Extent and Quality of Services

Based on written materials received and the presentation from personnel of the Adviser regarding the operations of the Adviser and Subadviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement and by the Subadviser under the Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and Subadviser with principal responsibility for the Fund’s investments; the investment philosophy and decision-making process of the Adviser’s and Subadviser’s investment professionals; the quality of the Adviser’s and Subadviser’s services with respect to regulatory compliance; and the Adviser’s and Subadviser’s representations that each firm is in a stable financial condition to allow each firm to provide advisory services to the Fund. The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the agreement with the Subadviser. The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and by the Subadviser under the Subadvisory Agreement.

Performance

In connection with a presentation by the Adviser regarding its approach to managing the Fund, including the investment objective and strategy of the Fund and the Adviser’s discussion of the performance achieved by the Subadviser, the Board reviewed the performance of the Fund compared to its primary benchmark. The Board observed that the Fund underperformed its primary benchmark index, the HFRX Equity Hedge Index, for the one-year period ended September 30, 2018, and outperformed its primary benchmark index for the three-year period ended September 30, 2018 and for the period since the Fund’s inception on December 30, 2013. The Board noted the Adviser’s representation that the Fund’s underperformance relative to the benchmark over the one-year period could be attributed, in part, to value stocks held in the Fund’s portfolio, which materially underperformed their growth stock counterparts during the period.

The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the Fund. The Board observed that the Fund underperformed the median of its Broadridge peer group for the one-year period ended September 30, 2018, and outperformed the median of the Broadridge peer group for the three-year period ended September 30, 2018. The Board noted the Adviser’s representation that most of the Broadridge peers have lower exposure to equity securities in comparison with the Fund such that the Broadridge peers were not believed by the Adviser to be the most suitable comparison. At the request of the Adviser, the Board also reviewed the Fund’s performance compared to a group of funds identified by the Adviser and believed by the Adviser to represent a more meaningful comparison (“Comparable Funds”). The Board observed that, the Fund underperformed two of the Comparable Funds and outperformed one of the Comparable Funds for the one-year ended September 30, 2018.

The Board also evaluated the Adviser's assessment of the Subadviser’s performance, noting that the Adviser had expressed satisfaction with the performance of the Subadviser and that the Adviser had recommended the continuance of the Subadvisory Agreement. The Board also considered the Adviser’s explanation that, standing alone, the Subadviser should not necessarily be expected to perform in line with broader market indices or benchmarks. In this regard, the Board noted that the Adviser emphasized its responsibility for allocating the Fund’s assets to the Subadviser in a manner intended to best achieve the Fund’s investment objective. In view of the respective roles of the Adviser and Subadviser, the Board determined that it was appropriate to evaluate the individual performance achieved by the Subadviser as it contributed to the performance of the Fund as a whole. Based on the foregoing and other applicable

CVR DYNAMIC ALLOCATION FUND

ADDITIONAL INFORMATION (Unaudited)
MAY 31, 2019

considerations, the Board concluded that the Fund and its shareholders could benefit from the Adviser’s management under the Advisory Agreement and the Subadviser’s management under the Subadvisory Agreement.

Compensation

The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the Fund’s Broadridge peers. The Board observed that the Adviser’s actual advisory fee was less than the median of the Broadridge peers, and the actual total expenses were higher than the median of the Broadridge Peers. The Board also observed that the advisory fee for the Fund was higher than each of the Comparable Funds and that the Fund’s expenses were higher than two of the three Comparable Funds. The Board recognized that the Adviser pays the Subadviser out of its advisory fee. In this regard, the Board observed that the Fund does not directly pay any subadvisory fees. The Board also recognized that the Adviser had contractually agreed and continued to contractually agree to waive fees or reimburse expenses to the extent necessary to keep the total expenses of the Fund at lower levels. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fees paid to the Adviser by the Fund appeared to be reasonable in light of the nature, extent and quality of services provided by the Adviser.

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activity, including the percentage and amount of the Adviser’s fee that the Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadviser. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the Fund did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Adviser.

The Board did not consider information regarding the costs of services provided or profits realized by the Subadviser from its relationship with the Fund, noting instead the arms-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate on behalf of the Fund and that the Adviser, and not the Fund, was responsible for paying the subadvisory fee due under the Subadvisory Agreement. Under these circumstances, the Board concluded that the Subadviser’s profitability was not a material factor in determining whether to approve the continuance of the Subadvisory Agreement.

Economies of Scale

The Board considered whether the Fund would benefit from any economies of scale. In this respect, the Board noted the Adviser’s representation that the Fund could benefit from economies of scale at higher asset levels, but that the Adviser had not identified economies of scale at current asset levels that would warrant proposing breakpoints in fees at this time. Based on the foregoing information and other applicable considerations, the Board concluded that economies of scale were not a material factor in approving the continuation of the Advisory Agreement.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. In addition, various materials provided to and discussed with the Board throughout the year, including with respect to performance and compliance, also informed the Board’s decision. In light of the fact that the Fund is a multi-manager Fund, however, for which the Adviser identifies a Subadviser whose strategy it seeks to combine to achieve the Fund’s investment objective, when considering the renewal of the Subadvisory Agreement, the Board gave significant weight to the Adviser’s recommendation that the Subadvisory Agreement be renewed and to the Adviser’s representation that the reappointment of the Subadviser would positively contribute to the Adviser’s successful execution of the Fund’s overall strategy. The Board reviewed a memorandum from Independent Legal Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement and Subadvisory Agreement.

CVR DYNAMIC ALLOCATION FUND

ADDITIONAL INFORMATION (Unaudited)
MAY 31, 2019

Based on its review, including consideration of each of the factors referenced above, the Board, in the exercise of its reasonable business judgment, approved the continuation of the Advisory Agreement and Subadvisory Agreement.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 328-7691 and on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 328-7691 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 through May 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Shares
Actual	$1,000.00	$930.52	$7.94	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	$8.30	1.65%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

CVR DYNAMIC ALLOCATION FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 328-7691 (toll free)

INVESTMENT ADVISER
CVR Portfolio Funds LLC
One Bromfield Street, Suite 5100
Boston, MA 02108

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

219-SAR-0519

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)	Included as part of report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 2, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 2, 2019

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	July 2, 2019